Stockpiles and ore on leach pads, net (Details 1) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of stockpiles and ore on leach pads [Line Items]
Opening balance	$ 62,540	$ 84,374	$ 90,298
Provision	90,365	77,385	100,179
Reversal of provision	(63,778)	(99,219)	(106,103)
Ending balance	$ 89,127	$ 62,540	$ 84,374